Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 188,042	$ 162,205	$ 8,105
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	72,224	69,833	41,846
Extinguishment of long-term debt	16,102	1,209	0
Amortization of debt issuance costs	4,062	4,937	2,398
Share-based payments	331	(1,273)	284
Foreign exchange (gain)/loss	(47)	179	1,246
Change in fair value of derivative instruments	(78,207)	(24,423)	21,575
Other	2,961	(4,404)	4,804
Changes in operating assets and liabilities, net:
Inventory	1,193	(2,797)	(970)
Other current assets	(713)	(8,021)	13,270
Receivables due from related parties	168	(62)	149
Payables due to related parties	(20)	36	216
Accounts payable	(222)	(1,357)	2,791
Other current liabilities	12,582	2,740	20,130
Net cash provided by operating activities	219,882	214,844	89,304
Investing activities
Purchase of other fixed assets	(5)	(4)	(3)
Vessel purchase prepayments	0	0	(125,800)
Purchase of vessels and equipment	0	(265,930)	(565,590)
Net cash used in investing activities	(5)	(265,934)	(691,393)
Financing activities
Purchase of treasury shares	0	(7,788)	(1,661)
Repayment of long-term debt	(85,255)	(72,186)	(35,600)
Drawdown of revolving credit facilities	663,421	340,266	48,684
Repayment of revolving credit facilities	(414,079)	(297,895)	(49,342)
Prepayment of long-term debt	(828,829)	(120,313)	0
Proceeds from long-term debt	745,000	383,290	669,600
Extinguishment costs paid on long-term debt	(11,125)	0	0
Proceeds from termination of derivative instruments	23,790	0	0
Financing costs	(11,014)	(3,339)	(17,542)
Proceeds from issuance of shares	14,490	0	0
Proceeds from issuance of treasury shares	934	0	0
Cash dividends paid	(186,094)	(98,932)	(10,818)
Net cash (used in)/provided by financing activities	(88,761)	123,103	603,321
Effect of exchange rate changes on cash	115	195	(1,368)
Net increase/(decrease) in cash, cash equivalents and restricted cash	131,231	72,208	(136)
Cash, cash equivalents and restricted cash at the beginning of the period	201,170	128,962	129,098
Cash, cash equivalents and restricted cash at the end of the period	332,401	201,170	128,962
Supplemental Information
Interest paid	(63,453)	(49,002)	(37,075)
Income tax paid	$ (102)	$ (145)	$ (176)